Advances from the Federal Home Loan Bank	12 Months Ended
Jun. 30, 2022
Federal Home Loan Banks [Abstract]
ADVANCES FROM THE FEDERAL HOME LOAN BANK

NOTE H - ADVANCES FROM THE FEDERAL HOME LOAN BANK

Advances from the Federal Home Loan Bank, collateralized at June 30, 2022 and 2021 by pledges of certain qualifying residential mortgage loans totaling $167.8 million and $133.7 million, respectively, and the Banks’ investment in Federal Home Loan Bank stock, are summarized as follows:

(in thousands)	2022
2023	$26,680
2024	3,659
2025	3,643
2026	31
2027	22
2028	16
2029	11
2030-2033	4
$34,066

At June 30, 2022 interest rates for advances were fixed ranging from 0.20% to 2.30%, with a weighted-average interest rate of 0.96%.

Each advance is payable at its maturity date, with a prepayment penalty for fixed rate advances. Based on collateral composed of first mortgage loans and the Company’s holdings of FHLB stock, the Company was eligible to borrow up to $96.6 million as of June 30, 2022. In addition, we have the ability to borrow from the Federal Reserve Bank Discount Window. At June 30, 2022, based on home equity loans and share loans we had pledged collateral which would enable us to borrow up to $5.1 million. First Federal Savings Bank of Kentucky at June 30, 2022, had a $2.0 million Fed Funds line of credit with the Bankers’ Bank of Kentucky.